Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (7,079,000)	$ (12,818,000)
Other comprehensive loss before reclassifications	(693,000)	(573,000)
Amounts reclassified from accumulated other comprehensive loss	(811,000)	(417,000)
Other comprehensive income (loss)	(1,504,000)	(990,000)
Balance	(8,583,000)	(13,808,000)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,790,000	(299,000)
Other comprehensive loss before reclassifications	1,493,000	(1,828,000)
Amounts reclassified from accumulated other comprehensive loss	(811,000)	(417,000)
Other comprehensive income (loss)	682,000	(2,245,000)
Balance	2,472,000	(2,544,000)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(8,869,000)	(12,519,000)
Other comprehensive loss before reclassifications	(2,186,000)	1,255,000
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	(2,186,000)	1,255,000
Balance	$ (11,055,000)	$ (11,264,000)